Derivatives (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Derivatives [Abstract]
Schedule of Derivative Volumes	The following table sets forth the derivative volumes by period as of September 30, 2024 for the Company:
	Price collars
Period	Volume (Bbls/month)	Weighted average floor price ($/Bbl)	Weighted average ceiling price ($/Bbl)	Weighted average sold call ($/Bbl)
Q4 2024	9,000	$70.00	$85.50	$85.50
The following table reflects the weighted-average price of open commodity swap contracts as of September 30, 2024:
Commodity Swaps
		Weighted
		average
Period	Volume (Bbls/month)	price ($/Bbl)
Q4 2024	2,250	$70.89
Q1-Q4 2025	5,000	$70.21

The following table sets forth the derivative volumes by period as of December 31, 2023 for the Company:
	Price collars
Period	Volume (Bbls/month)	Weighted average floor price ($/Bbl)	Weighted average ceiling price ($/Bbl)	Weighted average sold call ($/Bbl)
Q1-Q2 2024	9,000	$70.00	$91,90	$91.90
Q3-Q4 2024	9,000	$70.00	$85.50	$85.50
	Price collars
Period	Volume (Bbls/month)	Weighted average floor price ($/Bbl)	Weighted average ceiling price ($/Bbl)	Weighted average sold call ($/Bbl)
Q1-Q2 2023	20,000	$63.75	$97.79	$76.06
Q3-Q4 2023	20,000	$65.00	$100.00	$72.25

Commodity Swaps
		Weighted
	Volume	average
Period	(Bbls/month)	price ($/Bbl)
Q1-Q4 2024	3,000	$71.30
Q1-Q4 2025	3,000	$67.96

Schedule of Derivatives Fair Value Included in Consolidated Balance Sheets	The combined fair value of derivatives included in the accompanying consolidated balance sheets as of September 30, 2024 and December 31, 2023 is summarized below.
	As of September 30, 2024
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$631,851	$(3,338)	$628,513
Long-term derivative asset	165,682	—	165,682
Short-term derivative liability	(3,338)	3,338	-
Long-term derivative liability		—	-
Total derivative liability			$794,195
	As of December 31, 2023 (Successor)
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$583,035	$(191,547)	$391,488

Long-term derivative asset	76,199	—	76,199
Short-term derivative liability	(191,547)	(191,547)	—
Long-term derivative liability	—	—	—
Total derivative asset			$467,687
The combined fair value of derivatives included in the accompanying consolidated balance sheets as of December 31, 2023 and 2022 is summarized below.
	As of December 31, 2023 (Successor)
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$583,035	$(191,547)	$391,488
Long-term derivative asset	76,199	—	76,199
Short-term derivative liability	(191,547)	(191,547)	—
Long-term derivative liability	—	—	—
Total derivative asset			$467,687
	As of December 31, 2022 (Predecessor)
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$1,596,361	$1,596,361	$—
Long-term derivative asset	—	—	—
Short-term derivative liability	(2,787,715)	1,596,361	(1,191,354)
Long-term derivative liability	—	—	—
Total derivative liability			$(1,191,354)

Schedule of Derivatives on the Consolidated Statements of Operations	The effects of the Company’s derivatives on the consolidated statements of operations are summarized below:
	Three Months Ended September 30, 2024	Nine Months Ended September 30, 2024	Three Months Ended September 30, 2023	Nine Months Ended September 30, 2023
	Successor		Predecessor
Total gain (loss) on unsettled derivatives	$2,008,631	$326,508	$(835,360)	$226,338
Total gain (loss) on settled derivatives	(107,969)	(506,571)	(600,740)	(899,395)
Net gain (loss) on derivatives	$1,900,662	$(180,063)	$(1,436,100)	$(673,057)
The effects of the Company’s derivatives on the consolidated statements of operations are summarized below:
	Successor	Predecessor
	November 15, 2023 to December 31, 2023	January 1, 2023 to November 14, 2023	For the year ended December 31, 2022
Total gain on unsettled derivatives	$443,349	$1,215,693	$2,185,000
Total loss on settled derivatives	(102,541)	(1,163,736)	(6,978,790)
Net gain (loss) on derivatives	$340,808	$51,957	$(4,793,790)